Property, furniture and equipment, net	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, furniture and equipment, net
8.	Property, furniture and equipment, net

(a)	The movement of property, furniture and equipment and depreciation for the years ended December 31, 2019, 2018 and 2017, is as follows:

						Right-of-use-assets
Description	Land	Buildings, facilities and leasehold improvements	Furniture and equipment	Vehicles	In-transit equipment and work-in-progress	Land	Buildings and facilities	Furniture and equipment	Total 2019	Total 2018	Total 2017
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	188,093	511,908	606,803	1,420	44,375	—	—	—	1,352,599	1,313,554	1,252,023
Acquisition of Seguros Sura and Hipotecaria Sura, Note 9(b)	—	—	—	—	—	—	—	—	—	—	8,201
Effect for adoption of IFRS 16, Note 3.2.2	—	—	—	—	—	56,657	285,089	—	341,746	—	—
Additions	—	12,681	20,532	139	34,833	9,489	55,179	2,292	135,145	72,709	84,685
Transfers	—	17,997	12,494	—	(30,491)	—	—	—	—	—	—
Transfer (to) from investment property, Note 3.4(n)	—	—	—	—	—	—	—	—	—	2,251	—
Disposals, write-offs and others (d)	—	(3,280)	(25,512)	—	(232)	—	—	—	(29,024)	(35,915)	(31,355)

Balance as of December 31	188,093	539,306	614,317	1,559	48,485	66,146	340,268	2,292	1,800,466	1,352,599	1,313,554

Depreciation
Balance as of January 1	—	(283,118)	(446,053)	(903)	—	—	—	—	(730,074)	(700,915)	(662,203)
Depreciation of the year	—	(19,281)	(53,902)	(128)	—	(2,235)	(71,028)	(477)	(147,051)	(71,244)	(68,177)
Transfer from investment property, Note 3.4(n)	—	—	—	—	—	—	—	—	—	7,288	—
Disposals, write-offs and others (d)	—	3,006	24,596	—	—	—	—	—	27,602	34,797	29,465

Balance as of December 31	—	(299,393)	(475,359)	(1,031)	—	(2,235)	(71,028)	(477)	(849,523)	(730,074)	(700,915)

Net book value	188,093	239,913	138,958	528	48,485	63,911	269,240	1,815	950,943	622,525	612,639

(b)	Financial entities in Peru are prohibited from pledging their fixed assets.

(c)
Management periodically reviews the residual values, useful life and the depreciation method to ensure they are consistent with the economic benefits and life expectation of property, furniture and equipment. In Management’s opinion, there is no evidence of impairment in property, furniture and equipment as of December 31, 2019, 2018 and 2017.

(d)	During the years 2019 and 2018, correspond mainly to assets fully depreciated and written-off.

(e)	The following table shows the book values of lease liabilities (included in the caption “Other accounts payable, provisions and other liabilities”; see Note 10(a) and the movement of the year:

2019
S/(000)
As of January 1, 2019 – effect of IFRS 16 adoption (see Note 3.2.2)	341,746
Additions	66,960
Interest expenses, Note 19(a)	16,568
Payments	(83,438)

As of December 31, 2019	341,836

As of December 31, 2019, the amortization schedule of these obligations is as follows:

2019
S/(000)
2020	60,812
2021	55,212
2022 onwards	225,812

Total	341,836

The following table shows the amounts recognized in the consolidated statement of income:

2019
S/(000)
Depreciation expenses of right-of-use assets	73,740
Interest expenses of lease liabilities, Note 19(a)	16,568
Expenses related to short term and low value assets leases (included in administrative expenses, see Note 25)	5,072

Total amount recognized in the consolidated statement of income	95,380

In 2019, the Group had cash outflows for leases for approximately S/117,463,000 (said cash outflows corresponded to leases of right-of-use
assets under IFRS 16 and cash outflows corresponding to financial assets that were classified in accordance with IAS 17 “Leases”, which was effective until December 31, 2018).